CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net sales	$ 584,806	$ 600,981
Cost of sales	243,688	221,105
Gross margin	341,118	379,876
Operating expenses:
Selling, general and administrative	604,852	525,952
Total operating expenses	604,852	525,952
Loss from operations	(263,734)	(146,076)
Other income (expense):
Interest expense	(100,056)	(120,725)
Amortization of debt discount	(205,448)	(32,814)
Amortization of deferred financing costs	(31,186)	(4,208)
Change in fair value of derivatives	474,775	319,633
Forgiveness of debt	68,608
Derivative expense	(127,285)	(660,853)
Gain (loss) on extinguishment of debt	36,276	(2,390,000)
Total other income (expense)	115,684	(2,888,967)
Loss before provision for income taxes	(148,050)	(3,035,043)
Provision for income taxes	0	0
Net Income (loss)	$ (148,050)	$ (3,035,043)
Net loss per common share, basic	$ (0.00)	$ (0.83)
Net loss per common share, diluted	$ (0.00)	$ (0.83)
Weighted average number of shares outstanding Basic and diluted	86,018,507	3,641,196
PPP Loan
Other income (expense):
Forgiveness of debt	$ 18,608	$ 0
Convertible Debts
Other income (expense):
Forgiveness of debt	$ 50,000	$ 0